CO-DEVELOPMENT AND LICENSE AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Research and Development [Abstract]
CO-DEVELOPMENT AND LICENSE AGREEMENTS

NOTE 8 – CO-DEVELOPMENT AND LICENSE AGREEMENTS

Oncoheroes Agreement

In September 2021, the Company entered into an Exclusive License Agreement with Oncoheroes (the “Oncoheroes Agreement”) whereby the Company obtained worldwide exclusive development and commercialization rights in the small molecule volasertib for uses relating to certain types of cancer in adults. Under the terms of the Oncoheroes Agreement, Oncoheroes retains the right to develop and commercialize volasertib for cancers not licensed to the Company.

Under the terms of the agreement, the Company is obligated to make additional clinical and regulatory milestone payments up to a total of $8.0 million, plus tiered royalties from the mid-single digits up to mid-teens on net sales. When a licensed product is submitted to NDA, the Company is required to pay $1 million, upon US NDA approval, the Company is required to pay $4 million and upon EU MAA Approval, the Company is required to pay $3 million. In the event the Company grants a sublicense of rights, the Company will need to pay Oncoheroes a high single digit percentage of any upfront payment obtained from such sublicenses. No milestones have been met during the six months ended June 30, 2024 and 2023, and the Company did not make any royalty payments as the related product has not been approved for commercialization.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The Company also entered a SAFE agreement with Oncoheroes in October 2021 for $1.5 million recorded in the investment in SAFE on the condensed consolidated balance sheets, as discussed in Note 5.

CicloMed Agreement

In July 2021, the Company entered into a Co-Development and Profit-Sharing Agreement with CicloMed LLC (“CicloMed”) (the “CicloMed Agreement”) regarding use of the Company’s precision oncology diagnostic test in the research and development of CicloMed’s CicloProx product for the treatment of acute myeloid leukemia. Under the terms of the co-development agreement, CicloMed holds the primary responsibility for executing clinical trial operations while the Company is primarily focused on optimizing the Company’s predictive medicines platform. Both parties will equally share the costs associated with the on-going clinical trial incurred after the effective date. In the event a CicloProx product is commercially developed and sold, the parties will share in the net proceeds. The Company recorded $0.0 million and $0.1 million for the three and six months ended June 30, 2024 and $0.1 million and $0.2 million for the three and six months ended June 30, 2023, respectively, as research and development expense related to this agreement.

NOTE 7 – CO-DEVELOPMENT AND LICENSE AGREEMENTS

Oncoheroes Agreement

In September 2021, the Company entered into an Exclusive License Agreement with Oncoheroes (the “Oncoheroes Agreement”) whereby the Company obtained worldwide exclusive development and commercialization rights in the small molecule volasertib for uses relating to certain types of cancer in adults. Under the terms of the Oncoheroes Agreement, Oncoheroes retains the right to develop and commercialize volasertib for cancers not licensed to the Company.

Under the terms of the agreement, the Company is obligated to make additional clinical and regulatory milestone payments up to a total of $8.0 million, plus tiered royalties from the mid-single digits up to mid-teens on net sales. When a licensed product is submitted to NDA, Notable is required to pay $1 million, upon US NDA approval, Notable is required to pay $4 million and upon EU MAA Approval, Notable is required to pay $3 million. In the event the Company grants a sublicense of rights, the Company will need to pay Oncoheroes a high single digit percentage of any upfront payment obtained from such sublicenses. No milestones have been met during the years ended December 31, 2023 and 2022, and the Company did not make any royalty payments as the related product has not been approved for commercialization.

The Company also entered a SAFE agreement with Oncoheroes in October 2021 for $1.5 million recorded in the investment in SAFE on the consolidated balance sheets, as discussed in Note 5.

CicloMed Agreement

In July 2021, the Company entered into a Co-Development and Profit-Sharing Agreement with CicloMed LLC (“CicloMed”) (the “CicloMed Agreement”) regarding use of the Company’s precision oncology diagnostic test in the research and development of CicloMed’s CicloProx product for the treatment of acute myeloid leukemia. Under the terms of the co-development agreement, CicloMed holds the primary responsibility for executing clinical trial operations while Notable is primarily focused on optimizing Notable’s predictive precision medicine platform. Both parties will equally share the costs associated with the on-going clinical trial incurred after the effective date. In the event a CicloProx product is commercially developed and sold, the parties will share in the net proceeds. The Company recorded $46 thousand and $1.1 million for the years ended December 31, 2023 and 2022, respectively, as research and development expense related to this agreement.